RELATED PARTY TRANSACTIONS - Summary of net amounts charged to related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenues	$ 496,826	$ 409,900
Affiliated Entity
Related Party Transaction [Line Items]
Revenues	1,112	1,537
SFL
Related Party Transaction [Line Items]
Revenues	85	132
Seatankers
Related Party Transaction [Line Items]
Revenues	361	226
United Freight Carriers LLC ("UFC")
Related Party Transaction [Line Items]
Revenues	0	900
SwissMarine
Related Party Transaction [Line Items]
Revenues	$ 666	$ 279